Agreements (Tables)	12 Months Ended
Dec. 31, 2023
Investment Company [Abstract]
Schedule of Base Management Fee, Income Based Incentive Fee and Capital Gains Incentive Fee

		For the period from December 5,
	For the Year Ended	2022 (commencement of
	December 31, 2023	operations) to December 31, 2022
Base management fee	$9,713	$130
Income based fee	$7,622	$—
Capital gains incentive fee(1)	$3,162	$—
(1)	Calculated in accordance with GAAP as discussed below.

Schedule of Shareholder Servicing and/or Distribution Fees

Annual Shareholder Servicing
and/or Distribution Fees as a %
of NAV
Class S	0.85%
Class D	0.25%
Class I	—%

For the Year Ended December 31, 2023
Class S	$657
Class D	$36
Class I	$—

Schedule of Expense Payments and Related Reimbursement Payments

					Ratio of
			Expense		Operating
	Expense		Support No		Expenses to	Annualized
	Support	Recoupment	Longer Eligible	Unreimbursed	Average Net	Distribution	Eligible for
	from the	of Expense	for	Expense	Assets for the	Ratios for the	Reimbursement
For the Month Ended	Adviser	Support	Reimbursement	Support	Period(1)	Period	through
December 31, 2022	$1,449	$—	$—	$1,449	5.04%	$—	12/30/2025
January 31, 2023	$1,088	$—	$—	$1,088	4.56%	$—	01/31/2026
February 28, 2023	$891	$—	$—	$891	3.53%	$—	02/28/2026
March 31, 2023	$916	$—	$—	$916	3.63%	$—	03/31/2026
April 30, 2023	$1,083	$—	$—	$1,083	2.99%	$—	04/30/2026
May 31, 2023	$1,312	$—	$—	$1,312	2.47%	$—	05/31/2026
June 30, 2023	$2,253	$—	$—	$2,253	2.48%	$—	06/30/2026
July 31, 2023	$2,502	$—	$—	$2,502	1.16%	$—	07/31/2026
August 31, 2023	$2,300	$—	$—	$2,300	1.94%	$—	08/31/2026
September 30, 2023	$1,636	$—	$—	$1,636	1.66%	$—	09/30/2026
October 31, 2023	$—	$—	$—	$—	1.20%	$—	10/31/2026
November 30, 2023	$1,637	$—	$—	$1,637	1.18%	$—	11/30/2026
December 31, 2023	$1,144	$—	$—	$1,144	1.08%	$—	12/31/2026
(1)	In accordance with the Expense Support and Conditional Reimbursement Agreement, the ratio of operating expenses excludes organization and offering expenses, stated interest expense, any base management fee and any incentive fee.